2. Basis of preparation	12 Months Ended
Dec. 31, 2020
Disclosure Of Reconciliation Between Statutory Tax Rate And Effective Tax Expenses Rate Explanatory
Basis of preparation
2.	Basis of preparation
2.1.	Statement of compliance and authorization of consolidated financial statements

These consolidated financial statements have been prepared and are being presented in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared under the historical cost convention, except when otherwise indicated. The significant accounting policies used in the preparation of these financial statements are set out in their respective explanatory notes.

The preparation of the financial statements requires the use of estimates based on assumptions and judgements, which may affect the application of accounting policies and reported amounts of assets, liabilities, revenues and expenses. Although our management periodically reviews these assumptions and judgments, the actual results could differ from these estimates. For further information on accounting estimates, see note 4.

These consolidated financial statements were approved and authorized for issue by the Company’s Board of Directors in a meeting held on March 24, 2021.

2.2.	Discontinued operation

After the additional sale of the Company’s interest in the subsidiary Petrobras Distribuidora (BR), carried out through a secondary public offering (follow-on) in July 2019, Petrobras is no longer the controlling shareholder of BR.

Furthermore, all requirements were met to classify this investment as a discontinued operation, in accordance with IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations, since it represented a separate major line of business. Thus, in the consolidated statement of income and cash flows, the net income, operating, investing and financing cash flows relating to BR are presented in separate line items, as a net amount for discontinued operations.

2.3.	Initial adoption of new accounting standard

On January 1, 2019, the Company adopted IFRS 16 – Leases. Among the changes arising from IFRS 16, this standard eliminated the classification of leases as either operating or finance leases for lessees, providing for a single lessee accounting model in which all leases result in the recognition of a right-of-use asset and a lease liability.

Following the adoption of IFRS 16, lease payments under operating leases are not charged to the statement of income as a single expense item on an accrual basis. Instead, depreciation of the right to use a leased asset, as well as the finance expenses and foreign exchange gains or losses over the lease liability, are recognized in the statement of income.

In the statement of cash flows, the lease payments previously presented within operating and investing activities are presented as financing activities, comprising the settlement of lease liabilities. However, such change does not affect the Company’s cash and cash equivalents balance.

2.4.	Functional and presentation currency

The functional currency of Petrobras and all of its Brazilian subsidiaries is the Brazilian Real. The functional currency of the Petrobras direct subsidiaries that operate outside Brazil is the U.S. dollar.

Petrobras has selected the U.S. dollar as its presentation currency to facilitate a more direct comparison to other oil and gas companies. The financial statements have been translated from the functional currency (Brazilian real) into the presentation currency (U.S. dollar). All assets and liabilities are translated into U.S. dollars at the closing exchange rate at the date of the financial statements; income and expenses, as well as cash flows are translated into U.S. dollars using the average exchange rates prevailing during the period. All exchange differences arising from the translation of the consolidated financial statements from the functional currency into the presentation currency are recognized as cumulative translation adjustments (CTA) within accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity.

Brazilian Real x U.S. Dollar	Dec-20	Sep-20	Jun-20	Mar-20	Dec-19	Sep-19	Jun-19	Mar-19	Dec-18	Sep-18	Jun-18	Mar-18
Quarterly average exchange rate	5.39	5.38	5.39	4.47	4.12	3.97	3.92	3.77	3.81	3.95	3.61	3.24
Period-end exchange rate	5.20	5.64	5.48	5.20	4.03	4.16	3.83	3.90	3.87	4.00	3.86	3.32
2.5.	Order of presentation of the explanatory notes

As recommended in the Conceptual Framework for Financial Reporting, the expectations of users of financial statements regarding the Company's returns depend on their assessment of the amount, timing and uncertainty of (the prospects for) future net cash inflows to the entity and on their assessment of management's stewardships of the entity’s economic resources.

Therefore, the order of the explanatory notes align the Company's financial statements with the users' view, in addition to emphasizing the importance of the Company's Strategic Management.

Thus, after the explanatory notes presenting the Company and its operations, and those related to the conceptual structure applied in the preparation of the financial statements, it proceeds with the explanatory note on Capital Management, followed by the other notes, separated by the activities as set out on the statement of cash flows.